UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07486

Nuveen Maryland Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         2/28/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen Maryland Premium Income Municipal Fund (NMY)
	February 28, 2014

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 152.3% (100.0% of Total Investments)
	MUNICIPAL BONDS – 151.4% (99.5% of Total Investments)
	Consumer Discretionary – 4.4% (2.9% of Total Investments)
	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A:
$ 540	5.000%, 9/01/16 – SYNCORA GTY Insured	No Opt. Call	BB+	$ 567,713
400	5.250%, 9/01/19 – SYNCORA GTY Insured	9/16 at 100.00	BB+	417,404
285	5.250%, 9/01/25 – SYNCORA GTY Insured	9/16 at 100.00	BB+	285,430
350	5.250%, 9/01/27 – SYNCORA GTY Insured	9/16 at 100.00	BB+	344,187
470	4.600%, 9/01/30 – SYNCORA GTY Insured	9/16 at 100.00	BB+	418,629
100	5.000%, 9/01/32 – SYNCORA GTY Insured	9/16 at 100.00	BB+	92,327
12,165	5.250%, 9/01/39 – SYNCORA GTY Insured	9/16 at 100.00	BB+	11,166,254
1,000	Baltimore, Maryland, Subordinate Lien Convention Center Hotel Revenue Bonds, Series 2006B,	9/16 at 100.00	Ba2	974,220
	5.875%, 9/01/39
2,000	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference	12/16 at 100.00	N/R	999,500
	Center, Series 2006A, 5.000%, 12/01/31 (4)
17,310	Total Consumer Discretionary			15,265,664
	Consumer Staples – 7.3% (4.8% of Total Investments)
	Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed Bonds,
	Series 2007A:
3,045	5.250%, 6/01/32	6/17 at 100.00	B	2,685,660
2,665	5.625%, 6/01/47	6/17 at 100.00	B	2,107,056
155,700	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2005A,	5/15 at 11.19	BB–	9,918,090
	0.000%, 5/15/50
	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,
	Series 2002:
6,645	5.375%, 5/15/33	5/14 at 100.00	BBB+	6,601,143
3,270	5.500%, 5/15/39	5/14 at 100.00	BBB	2,956,571
800	Tobacco Settlement Financing Corporation, Virgin Islands, Tobacco Settlement Asset-Backed	5/14 at 100.00	A3	776,128
	Bonds, Series 2001, 5.000%, 5/15/31
172,125	Total Consumer Staples			25,044,648
	Education and Civic Organizations – 15.3% (10.1% of Total Investments)
2,375	Frederick County, Maryland, Educational Facilities Revenue Bonds, Mount Saint Mary’s	9/16 at 100.00	BB+	2,135,315
	University, Series 2006, 5.625%, 9/01/38
3,020	Hartford County, Maryland, Economic Development Revenue Bonds, Battelle Memorial Institute,	4/14 at 100.00	A+	3,030,661
	Series 2004, 5.250%, 4/01/34
1,750	Maryland Health and Higher Educational Facilities Authority, Educational Facilities Leasehold	7/14 at 100.00	BB+	1,747,970
	Mortgage Revenue Bonds, McLean School, Series 2001, 6.000%, 7/01/31
700	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Goucher College,	7/22 at 100.00	A–	741,811
	Series 2012A, 5.000%, 7/01/34
530	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins	No Opt. Call	AA+	585,809
	University, Series 2008A, 5.250%, 7/01/38
3,335	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins	No Opt. Call	AA+	3,502,484
	University, Trust 1003, 14.181%, 3/13/14 (IF)
1,250	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Loyola University	10/22 at 100.00	A	1,313,625
	Maryland, Series 2012A, 5.000%, 10/01/39
3,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute	6/16 at 100.00	Baa1	3,550,820
	College of Art, Series 2006, 5.000%, 6/01/30
1,130	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute	6/17 at 100.00	Baa1	1,140,905
	College of Art, Series 2007, 5.000%, 6/01/36
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute
	College of Art, Series 2012:
1,500	5.000%, 6/01/34	No Opt. Call	Baa1	1,543,335
3,000	5.000%, 6/01/47	6/22 at 100.00	Baa1	3,056,250
745	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Patterson Park	7/20 at 100.00	BBB–	751,012
	Public Charter School Issue, Series 2010, 6.000%, 7/01/40
1,145	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, The Johns Hopkins	No Opt. Call	AA+	1,293,449
	University, Series 2012A, 5.000%, 7/01/30
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, The Johns Hopkins
	University, Series 2013B:
500	5.000%, 7/01/38	7/23 at 100.00	AA+	545,760
4,375	4.250%, 7/01/41	7/23 at 100.00	AA+	4,447,406
2,100	Maryland Industrial Development Financing Authority, Revenue Bonds, Our Lady of Good Counsel	5/15 at 100.00	N/R	2,154,411
	High School, Series 2005A, 6.000%, 5/01/35
	Montgomery County Revenue Authority, Maryland, Lease Revenue Bonds, Montgomery College Arts
	Center Project, Series 2005A:
1,300	5.000%, 5/01/18	5/15 at 100.00	AA	1,365,156
1,365	5.000%, 5/01/19	5/15 at 100.00	AA	1,431,981
615	5.000%, 5/01/20	5/15 at 100.00	AA	644,237
625	Morgan State University, Maryland, Student Tuition and Fee Revenue Bonds, Academic Fees and	7/22 at 100.00	A+	686,356
	Auxiliary Facilities, Series 2012, 5.000%, 7/01/29
9,445	Morgan State University, Maryland, Student Tuition and Fee Revenue Refunding Bonds, Academic	No Opt. Call	A+	11,150,861
	Fees and Auxiliary Facilities, Series 1993, 6.100%, 7/01/20 – NPFG Insured
300	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2006A,	No Opt. Call	AA+	308,691
	5.000%, 10/01/14
265	University of Puerto Rico, University System Revenue Bonds, Series 2006P, 5.000%, 6/01/23	6/16 at 100.00	BB+	175,443
1,145	University of Puerto Rico, University System Revenue Bonds, Series 2006Q, 5.000%, 6/01/19	6/16 at 100.00	BB+	844,953
	Westminster, Maryland, Educational Facilities Revenue Bonds, McDaniel College, Series 2006:
2,000	5.000%, 11/01/31	11/16 at 100.00	BBB+	2,029,100
2,750	4.500%, 11/01/36	11/16 at 100.00	BBB+	2,664,310
50,765	Total Education and Civic Organizations			52,842,111
	Health Care – 34.6% (22.7% of Total Investments)
500	Fredericksburg Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds,	No Opt. Call	Baa1	505,020
	MediCorp Health System, Series 2007, 5.000%, 6/15/14
2,445	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds Doctors Community	7/20 at 100.00	Baa3	2,382,310
	Hospital, Refunding Series 2010, 5.750%, 7/01/38
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Adventist
	Healthcare, Series 2011A:
1,350	6.250%, 1/01/31	1/22 at 100.00	Baa2	1,491,413
375	6.125%, 1/01/36	1/22 at 100.00	Baa2	407,378
1,355	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Anne Arundel	No Opt. Call	A–	1,517,532
	Health System Issue, Series 2012, 5.000%, 7/01/24
1,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Anne Arundel	7/19 at 100.00	A–	1,773,240
	Health System, Series 2009A, 6.750%, 7/01/39
2,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Anne Arundel	7/19 at 100.00	A–	2,571,775
	Health System, Series 2010, 5.000%, 7/01/40
2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Calvert Health	7/23 at 100.00	A	2,069,300
	System Issue, Series 2013, 5.000%, 7/01/38
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll Hospital
	Center, Series 2006:
1,000	4.500%, 7/01/26	7/16 at 100.00	A3	1,019,770
2,550	5.000%, 7/01/40	7/16 at 100.00	A3	2,589,219
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll Hospital
	Center, Series 2012A:
1,000	4.000%, 7/01/30	7/22 at 100.00	A3	973,020
1,775	5.000%, 7/01/37	7/22 at 100.00	A3	1,829,830
4,050	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Doctors Community	7/17 at 100.00	Baa3	3,929,432
	Hospital, Series 2007A, 5.000%, 7/01/29
4,335	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Frederick Memorial	No Opt. Call	Baa1	4,046,159
	Hospital Issue, Series 2012A, 4.250%, 7/01/32
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins
	Health System Obligated Group Issue, Series 2011A:
500	5.000%, 5/15/25	5/21 at 100.00	AA–	562,820
500	5.000%, 5/15/26	5/21 at 100.00	AA–	556,780
4,225	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Kaiser Permanente	7/14 at 100.00	A+	4,242,661
	System, Series 1998A, 5.375%, 7/01/15
2,735	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health	7/17 at 100.00	AA–	2,823,942
	System, Series 2008, 5.000%, 7/01/28 – AGC Insured
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health
	System, Series 2011:
500	5.750%, 7/01/31	No Opt. Call	A	548,165
1,000	6.000%, 7/01/41	7/21 at 100.00	A	1,105,330
4,060	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health,	8/14 at 100.00	A2	4,155,938
	Series 2004, 5.375%, 8/15/24
7,720	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health,	5/16 at 100.00	AA+	8,220,796
	Series 2007, 5.250%, 5/15/46 – BHAC Insured
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical
	Center Project, Series 2007A:
2,375	5.000%, 7/01/37	7/17 at 100.00	BBB	2,377,019
2,905	5.500%, 7/01/42	7/17 at 100.00	BBB	2,941,864
2,850	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical	7/22 at 100.00	BBB	2,912,216
	Center, Series 2011, 5.000%, 7/01/31
3,950	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula Regional	7/16 at 100.00	A	3,996,689
	Medical Center, Series 2006, 5.000%, 7/01/36
4,450	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, The Johns Hopkins	5/20 at 100.00	AA–	4,606,952
	Health System Obligated Group Issue, Series 2010, 5.000%, 5/15/40
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Union Hospital of
	Cecil County, Series 2005:
1,000	5.000%, 7/01/35	7/15 at 100.00	A	1,005,600
6,620	5.000%, 7/01/40	7/15 at 100.00	A	6,645,090
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of
	Maryland Medical System Issue, Series 2013A:
11,500	5.000%, 7/01/43	7/22 at 100.00	A2	11,735,060
3,750	4.000%, 7/01/43	7/22 at 100.00	A2	3,222,225
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of
	Maryland Medical System, Series 2006:
700	5.000%, 7/01/31	7/16 at 100.00	A2	711,074
1,325	5.000%, 7/01/36	7/16 at 100.00	A2	1,340,079
4,155	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of	7/19 at 100.00	A2	4,270,883
	Maryland Medical System, Series 2010, 5.125%, 7/01/39
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Washington County
	Hospital, Series 2008:
135	5.750%, 1/01/33	1/18 at 100.00	BBB	137,969
7,075	5.750%, 1/01/38	1/18 at 100.00	BBB	7,196,053
1,950	6.000%, 1/01/43	1/18 at 100.00	BBB	1,991,964
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Western Maryland
	Health, Series 2006A:
2,910	4.500%, 1/01/22 – NPFG Insured	7/16 at 100.00	A	3,076,918
3,190	5.000%, 7/01/34 – NPFG Insured	7/16 at 100.00	A	3,225,951
8,000	Montgomery County, Maryland, Revenue Bonds, Trinity Health Credit Group, Refunding Series	12/21 at 100.00	Aa2	8,341,440
	2011MD, 5.000%, 12/01/40
116,815	Total Health Care			119,056,876
	Housing/Multifamily – 6.1% (4.0% of Total Investments)
2,035	Anne Arundel County, Maryland, FNMA Multifamily Housing Revenue Bonds, Glenview Gardens	1/20 at 102.00	AA+	2,189,416
	Apartments Project, Series 2009, 5.000%, 1/01/28 (Mandatory put 1/01/27)
	Howard County Housing Commission, Maryland, Revenue Bonds, The Verona at Oakland Mills
	Project, Series 2013:
3,000	5.000%, 10/01/28	10/23 at 100.00	A+	3,115,080
2,000	4.625%, 10/01/28	10/23 at 100.00	A+	2,054,140
2,110	Maryland Community Development Administration, Multifamily Housing Revenue Bonds, Princess	6/14 at 100.00	Aaa	2,111,583
	Anne Apartments, Series 2001D, 5.450%, 12/15/33 (Alternative Minimum Tax)
	Maryland Economic Development Corporation, Senior Lien Student Housing Revenue Bonds,
	University of Maryland – Baltimore, Series 2003A:
30	5.000%, 10/01/15	4/14 at 100.00	B3	29,917
3,460	5.625%, 10/01/23	4/14 at 100.00	B3	3,220,776
	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Salisbury
	University Project, Refunding Series 2013:
500	5.000%, 6/01/27	6/23 at 100.00	Baa3	516,515
500	5.000%, 6/01/34	6/23 at 100.00	Baa3	503,360
1,500	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Sheppard Pratt	No Opt. Call	BBB–	1,517,235
	University Village, Series 2012, 5.000%, 7/01/33
5,115	Maryland Economic Development Corporation, Student Housing Revenue Refunding Bonds,	6/16 at 100.00	AA–	5,194,794
	University of Maryland College Park Projects, Series 2006, 5.000%, 6/01/33 – CIFG Insured
165	Montgomery County Housing Opportunities Commission, Maryland, GNMA/FHA-Insured	7/14 at 100.00	Aa2	165,718
	Multifamily Housing Revenue Bonds, Series 1995A, 5.900%, 7/01/15
405	Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing	7/14 at 100.00	Aaa	405,603
	Development Bonds, Series 2000B, 6.200%, 7/01/30 (Alternative Minimum Tax)
20,820	Total Housing/Multifamily			21,024,137
	Housing/Single Family – 9.8% (6.4% of Total Investments)
410	Maryland Community Development Administration Department of Housing and Community	9/18 at 100.00	Aa2	426,101
	Development, Residential Revenue Bonds, Series 2008C, 5.375%, 9/01/39
3,000	Maryland Community Development Administration Department of Housing and Community	9/18 at 100.00	Aa2	3,048,030
	Development, Residential Revenue Bonds, Series 2009B, 4.750%, 9/01/39
2,045	Maryland Community Development Administration Department of Housing and Community	3/20 at 100.00	Aa2	2,125,491
	Development, Residential Revenue Bonds, Series 2010B, 5.250%, 9/01/35
2,365	Maryland Community Development Administration Department of Housing and Community	9/23 at 100.00	Aa2	2,415,966
	Development, Residential Revenue Bonds, Series 2014A, 4.300%, 9/01/32
5,425	Maryland Community Development Administration, Residential Revenue Bonds, Series 2005E,	9/14 at 100.00	Aa2	5,433,085
	4.900%, 9/01/36 (Alternative Minimum Tax) (UB) (5)
1,800	Maryland Community Development Administration, Residential Revenue Bonds, Series 2006B,	9/15 at 100.00	Aa2	1,823,202
	4.750%, 9/01/25 (Alternative Minimum Tax) (UB) (5)
2,345	Maryland Community Development Administration, Department of Housing and Community	9/15 at 100.00	Aa2	2,376,095
	Development, Residential Revenue Bonds, Series 2006F, 4.900%, 9/01/26 (Alternative Minimum
	Tax) (UB) (5)
7,500	Maryland Community Development Administration, Department of Housing and Community	3/16 at 100.00	Aa2	7,628,326
	Development, Residential Revenue Bonds, Series 2006I, 4.875%, 9/01/26 (Alternative Minimum
	Tax) (UB) (5)
4,075	Maryland Community Development Administration, Department of Housing and Community	9/16 at 100.00	Aa2	4,125,450
	Development, Residential Revenue Bonds, Series 2006L, 4.900%, 9/01/31 (Alternative Minimum
	Tax) (UB) (5)
2,820	Maryland Community Development Administration, Department of Housing and Community	3/17 at 100.00	Aa2	2,836,442
	Development, Residential Revenue Bonds, Series 2007D, 4.850%, 9/01/37 (Alternative Minimum
	Tax) (UB) (5)
1,500	Maryland Community Development Administration Department of Housing and Community	3/17 at 100.00	Aa2	1,539,254
	Development, Residential Revenue Bonds, Series 2007H, 5.000%, 9/01/27 (Alternative Minimum
	Tax) (UB) (5)
33,285	Total Housing/Single Family			33,777,442
	Industrials – 2.8% (1.8% of Total Investments)
5,895	Maryland Economic Development Corporation, Economic Development Revenue Bonds,	6/20 at 100.00	Baa3	6,069,905
	Transportation Facilities Project, Series 2010A, 5.750%, 6/01/35
3,340	Maryland Economic Development Corporation, Solid Waste Disposal Revenue Bonds, Waste	No Opt. Call	A–	3,498,717
	Management Inc., Series 2002, 4.600%, 4/01/16 (Alternative Minimum Tax)
9,235	Total Industrials			9,568,622
	Long-Term Care – 6.2% (4.1% of Total Investments)
5,215	Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series 2007A, 5.000%, 1/01/37	1/17 at 100.00	A–	5,268,297
2,050	Gaithersburg, Maryland, Economic Development Revenue Bonds, Asbury Methodist Homes Inc.,	1/20 at 100.00	BBB	2,235,382
	Series 2009B, 6.000%, 1/01/23
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Charlestown
	Community Issue, Series 2010:
1,685	6.125%, 1/01/30	1/21 at 100.00	A	1,824,990
5,060	6.250%, 1/01/45	1/21 at 100.00	A	5,443,497
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Edenwald, Series	7/16 at 100.00	N/R	1,000,360
	2006A, 5.400%, 1/01/31
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, King Farm
	Presbyterian Community, Series 2007A:
600	5.000%, 1/01/17	No Opt. Call	N/R	622,800
1,460	5.250%, 1/01/27	1/17 at 100.00	N/R	1,460,277
1,050	5.300%, 1/01/37	1/17 at 100.00	N/R	993,825
2,480	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Ridge	7/17 at 100.00	A–	2,496,591
	Retirement Community, Series 2007, 4.750%, 7/01/34
20,600	Total Long-Term Care			21,346,019
	Tax Obligation/General – 11.5% (7.5% of Total Investments)
1,565	Anne Arundel County, Maryland, General Obligation Bonds, Series 2006, 5.000%, 3/01/21	3/16 at 100.00	AAA	1,703,862
685	Anne Arundel County, Maryland, Water and Sewer Revenue Bonds, Series 2006, 5.000%, 3/01/17	3/16 at 100.00	AAA	749,513
350	Baltimore County, Maryland, General Obligation Bonds, Consolidated Public Improvement Series	No Opt. Call	AAA	357,305
	2009, 5.000%, 8/01/14
	Baltimore, Maryland, General Obligation Bonds, Consolidated Public Improvements, Series 2011A:
1,000	5.000%, 10/15/29	10/21 at 100.00	Aa2	1,123,500
1,200	5.000%, 10/15/30	10/21 at 100.00	Aa2	1,338,720
	Charles County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series 2006:
2,145	5.000%, 3/01/14	No Opt. Call	Aa1	2,145,879
805	5.000%, 3/01/16	No Opt. Call	AA+	881,982
2,425	Charles County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series	No Opt. Call	AAA	2,470,323
	2011, 5.000%, 7/15/14
1,500	Frederick County, Maryland, General Obligation Public Facilities Bonds, Series 2005, 5.000%, 8/01/14	No Opt. Call	AAA	1,531,170
2,305	Maryland National Capital Park Planning Commission, Prince George’s County, General Obligation	7/14 at 100.00	AAA	2,346,490
	Bonds, Park Acquisition and Development, Series 2004EE-2, 5.000%, 1/15/17
95	Maryland, General Obligation Bonds, State and Local Facilities Loan, Second Series 2009B,	No Opt. Call	AAA	97,273
	5.250%, 8/15/14
1,000	Maryland, General Obligation Bonds, State and Local Facilities Loan, Second Series 2010B,	No Opt. Call	AAA	1,020,870
	5.000%, 8/01/14
3,500	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Bonds,	No Opt. Call	AAA	3,573,045
	Refunding Series 2010A, 5.000%, 8/01/14
3,000	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Bonds,	No Opt. Call	AAA	3,050,370
	Refunding Series 2011A, 5.000%, 7/01/14
5,850	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series	No Opt. Call	AAA	6,232,179
	2005A, 5.000%, 7/01/15
2,800	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series	No Opt. Call	AAA	3,089,912
	2006A, 5.000%, 5/01/16
1,315	Prince George’s County, Maryland, General Obligation Consolidated Public Improvement Bonds,	No Opt. Call	AAA	1,364,615
	Series 2004F, 5.000%, 12/01/15
2,270	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%, 7/01/20 –	No Opt. Call	A	2,235,267
	NPFG Insured
2,155	Puerto Rico, General Obligation Bonds, Public Improvement Refunding Series 2007A, 5.500%,	No Opt. Call	A	2,122,029
	7/01/20 – NPFG Insured
2,000	Washington Suburban Sanitary District, Montgomery and Prince George’s Counties, Maryland,	No Opt. Call	AAA	2,072,320
	General Obligation Bonds, Consolidated Public Improvement, Refunding Series 2013,
	3.000%, 6/01/15
37,965	Total Tax Obligation/General			39,506,624
	Tax Obligation/Limited – 21.1% (13.9% of Total Investments)
1,200	Anne Arundel County, Maryland, Consolidated Special Taxing District Revenue Bonds, Villages of	7/23 at 100.00	A+	1,290,288
	Dorchester & Farmington Village Projects, Series 2013, 5.000%, 7/01/32
865	Anne Arundel County, Maryland, Special Obligation Bonds, National Business Park – North	7/18 at 102.00	N/R	905,153
	Project, Series 2010, 6.100%, 7/01/40
385	Baltimore County, Maryland, Certificates of Participation, Equipment Acquisition Program,	No Opt. Call	AA+	393,716
	Series 2012, 4.000%, 10/01/14
120	Baltimore, Maryland, Revenue Refunding Bonds, Convention Center, Series 1998, 5.000%,	9/14 at 100.00	A	120,432
	9/01/19 – NPFG Insured
300	Baltimore, Maryland, Special Obligation Bonds, North Locust Point Project, Series 2005,	9/15 at 101.00	N/R	302,172
	5.500%, 9/01/34
	Frederick County, Maryland, Lake Linganore Village Community Development Special Obligation
	Bonds, Series 2001A:
110	5.600%, 7/01/20 – RAAI Insured	7/14 at 100.00	N/R	110,740
450	5.700%, 7/01/29 – RAAI Insured	7/14 at 100.00	N/R	450,401
	Fredrick County, Maryland, Special Obligation Bonds, Urbana Community Development Authority,
	Series 2010A:
5,350	5.000%, 7/01/30	7/20 at 100.00	A–	5,666,774
2,355	5.000%, 7/01/40	7/20 at 100.00	A–	2,430,336
1,780	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	A2	1,764,567
	Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/45
1,000	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.250%, 1/01/36	1/22 at 100.00	A	1,027,410
2,050	Hyattsville, Maryland, Special Obligation Bonds, University Town Center Project, Series 2004,	7/14 at 102.00	N/R	2,061,624
	5.750%, 7/01/34
11,750	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Series 2002,	No Opt. Call	AAA	12,943,448
	5.500%, 2/01/16
2,380	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Series 2004,	No Opt. Call	AAA	2,458,683
	5.000%, 11/01/14
920	Maryland Stadium Authority, Lease Revenue Bonds, Montgomery County Conference Center, Series	No Opt. Call	AA+	930,516
	2012, 4.000%, 6/15/14
1,675	Montgomery County, Maryland, Special Obligation Bonds, West Germantown Development District,	7/14 at 100.00	A+	1,677,714
	Senior Series 2002A, 5.500%, 7/01/27 – RAAI Insured
3,000	Prince George’s County, Maryland, Certificates of Participation, Equipment Acquisition	No Opt. Call	AA+	3,054,300
	Program, Series 2012, 3.000%, 10/15/14
740	Prince George’s County, Maryland, Lease Revenue Bonds, Upper Marlboro Justice Center, Series	No Opt. Call	AA+	743,219
	2003A, 5.000%, 6/30/14 – NPFG Insured
6,650	Prince George’s County, Maryland, Special Obligation Bonds, National Harbor Project, Series	7/15 at 100.00	N/R	6,664,098
	2005, 5.200%, 7/01/34
1,411	Prince George’s County, Maryland, Special Tax District Bonds, Victoria Falls Project, Series	7/14 at 100.00	N/R	1,399,289
	2005, 5.250%, 7/01/35
1,100	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.500%,	No Opt. Call	Ba2	894,432
	7/01/29 – AMBAC Insured
1,000	Puerto Rico Highway and Transportation Authority, Subordinate Lien Highway Revenue Bonds,	7/14 at 100.00	BB+	802,280
	Series 2003, 5.250%, 7/01/15 – FGIC Insured
	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A:
2,000	0.000%, 7/01/33 – FGIC Insured	No Opt. Call	BB+	265,820
1,530	0.000%, 7/01/44 – AMBAC Insured	No Opt. Call	BB+	124,925
2,100	Puerto Rico Municipal Finance Agency, Series 2002A, 5.250%, 8/01/21 – AGM Insured	8/14 at 100.00	AA–	2,059,113
525	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series	7/14 at 100.00	BB+	386,941
	2004I, 5.250%, 7/01/33
970	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/26 at 100.00	A+	726,365
	2009A, 0.000%, 8/01/32
200	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	2/20 at 100.00	A+	155,532
	2010A, 5.500%, 8/01/42
4,310	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/20 at 100.00	A+	3,248,404
	2010C, 5.250%, 8/01/41
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
7,000	0.000%, 8/01/40 – NPFG Insured	No Opt. Call	AA–	1,233,120
8,000	0.000%, 8/01/41 – NPFG Insured	No Opt. Call	AA–	1,319,680
210	0.000%, 8/01/47 – AMBAC Insured	No Opt. Call	AA–	23,354
12,140	0.000%, 8/01/56	No Opt. Call	AA–	747,338
	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2007CC:
765	5.500%, 7/01/28 – NPFG Insured	No Opt. Call	A	707,013
2,300	5.500%, 7/01/30 – AGM Insured	No Opt. Call	AA–	2,162,828
1,750	Rhode Island Convention Center Authority, Lease Revenue Bonds, Series 2005A, 5.000%, 5/15/21 –	5/15 at 100.00	AA–	1,840,545
	AGM Insured
2,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2003, 5.000%,	10/14 at 100.00	BBB+	2,015,300
	10/01/26 – RAAI Insured
2,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2006, 5.000%,	10/16 at 100.00	A	2,035,500
	10/01/27 – FGIC Insured
3,500	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien	10/20 at 100.00	BBB	3,591,700
	Series 2010A, 5.000%, 10/01/29
1,825	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate	10/20 at 100.00	Baa2	1,886,995
	Lien Series 2010B, 5.250%, 10/01/29
99,716	Total Tax Obligation/Limited			72,622,065
	Transportation – 5.6% (3.7% of Total Investments)
	Baltimore, Maryland, Revenue Refunding Bonds, Parking System Facilities, Series 1998A:
1,060	5.250%, 7/01/17 – FGIC Insured	No Opt. Call	A1	1,151,932
110	5.250%, 7/01/21 – FGIC Insured	No Opt. Call	A1	124,955
125	Guam International Airport Authority, Revenue Bonds, Series 2013C, 6.375%, 10/01/43	10/23 at 100.00	BBB	131,869
	(Alternative Minimum Tax)
	Maryland Health and Higher Educational Facilities Authority, Parking Facilities Revenue Bonds,
	Johns Hopkins Hospital, Series 2001:
1,300	5.000%, 7/01/27 – AMBAC Insured	7/14 at 100.00	N/R	1,300,986
1,000	5.000%, 7/01/34 – AMBAC Insured	7/14 at 100.00	N/R	1,000,180
750	Maryland Health and Higher Educational Facilities Authority, Parking Facilities Revenue Bonds,	1/15 at 100.00	N/R	775,170
	Johns Hopkins Medical Institution, Series 2004B, 5.000%, 7/01/15 – AMBAC Insured
460	Maryland Health and Higher Educational Facilities Authority, Parking Revenue Bonds, Johns	7/14 at 100.00	A	460,667
	Hopkins Medical Institutions Parking Facilities, Series 1996, 5.500%, 7/01/26 – AMBAC Insured
	Maryland Transportation Authority, Revenue Bonds, Grant Anticipation Series 2008:
1,000	5.250%, 3/01/15	No Opt. Call	AAA	1,051,070
2,000	5.250%, 3/01/16	No Opt. Call	AAA	2,198,300
10,110	Maryland Transportation Authority, Revenue Bonds, Transportation Facilities Projects, Series	7/17 at 100.00	AA	10,955,803
	2007, 5.000%, 7/01/30 – AGM Insured (UB)
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC, Sixth Series 1997:
20	5.750%, 12/01/22 – NPFG Insured (Alternative Minimum Tax)	6/14 at 100.00	A	20,125
70	5.750%, 12/01/25 – NPFG Insured (Alternative Minimum Tax)	6/14 at 100.00	A	70,329
18,005	Total Transportation			19,241,386
	U.S. Guaranteed – 18.2% (12.0% of Total Investments) (6)
2,030	Anne Arundel County, Maryland, General Obligation Bonds, Series 2004, 5.000%, 4/01/16	4/14 at 100.00	AAA	2,039,155
	(Pre-refunded 4/01/14)
770	Baltimore County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series	8/14 at 100.00	AAA	786,008
	2004, 5.000%, 8/01/15 (Pre-refunded 8/01/14)
500	Baltimore County, Maryland, Revenue Bonds, Catholic Health Initiatives, Series 2006A, 5.000%,	9/16 at 100.00	A+ (6)	557,765
	9/01/36 (Pre-refunded 9/01/16)
1,540	Baltimore, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2004A,	10/14 at 100.00	Aa2 (6)	1,587,509
	5.000%, 10/15/22 (Pre-refunded 10/15/14) – AMBAC Insured
3,120	Baltimore, Maryland, Revenue Refunding Bonds, Water Projects, Series 1998A, 5.000%, 7/01/28 –	No Opt. Call	AA (6)	3,652,147
	FGIC Insured (ETM)
2,000	Baltimore, Maryland, Revenue Refunding Bonds, Water System Projects, Series 1994A, 5.000%,	No Opt. Call	AA (6)	2,403,620
	7/01/24 – FGIC Insured (ETM)
1,500	Baltimore, Maryland, Wastewater Project Revenue Bonds, Series 2006C, 5.000%, 7/01/31	7/16 at 100.00	AA (6)	1,666,815
	(Pre-refunded 7/01/16) – AMBAC Insured
1,680	Carroll County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series	12/15 at 100.00	AAA	1,821,305
	2005A, 5.000%, 12/01/16 (Pre-refunded 12/01/15)
	Charles County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series 2006:
40	5.000%, 3/01/14 (ETM)	No Opt. Call	Aa1 (6)	40,016
15	5.000%, 3/01/16 (ETM)	No Opt. Call	Aa1 (6)	16,431
1,910	Frederick, Maryland, General Obligation Bonds, Series 2005, 5.000%, 8/01/16 (Pre-refunded	8/15 at 100.00	AA (6)	2,040,816
	8/01/15) – NPFG Insured
750	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Series 2004,	5/14 at 100.00	AAA	756,420
	5.000%, 5/01/15 (Pre-refunded 5/01/14)
2,350	Maryland, General Obligation Bonds, State and Local Facilities Loan, First Series 2004,	8/14 at 100.00	AAA	2,398,857
	5.000%, 8/01/15 (Pre-refunded 8/01/14)
3,075	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Calvert Memorial	7/14 at 100.00	A (6)	3,131,642
	Hospital, Series 2004, 5.500%, 7/01/36 (Pre-refunded 7/01/14)
4,865	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Civista Medical	7/14 at 100.00	N/R (6)	4,945,467
	Center, Series 2005, 5.000%, 7/01/37 (Pre-refunded 7/01/14) – RAAI Insured
510	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, College of Notre	No Opt. Call	Baa1 (6)	523,393
	Dame of Maryland, Series 1998, 4.600%, 10/01/14 – NPFG Insured (ETM)
2,875	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Goucher College,	7/14 at 100.00	A- (6)	2,924,278
	Series 2004, 5.125%, 7/01/34 (Pre-refunded 7/01/14)
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Helix Health,
	Series 1997:
1,265	5.000%, 7/01/17 – AMBAC Insured (ETM)	No Opt. Call	N/R (6)	1,368,199
3,240	5.000%, 7/01/27 – AMBAC Insured (ETM)	No Opt. Call	N/R (6)	3,808,555
3,125	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Howard County	7/14 at 100.00	N/R (6)	3,313,844
	General Hospital, Series 1993, 5.500%, 7/01/25 (ETM)
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins	7/14 at 100.00	AA+ (6)	1,015,440
	University, Series 2004A, 4.625%, 7/01/20 (Pre-refunded 7/01/14)
3,875	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health	7/14 at 100.00	N/R (6)	3,933,590
	System, Series 2004A, 5.125%, 7/01/34 (Pre-refunded 7/01/14)
1,200	Maryland Transportation Authority, Revenue Refunding Bonds, Transportation Facilities	No Opt. Call	Aaa	1,303,164
	Projects, First Series 1978, 6.800%, 7/01/16 (ETM)
1,100	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 1998A,	No Opt. Call	Aaa	1,278,849
	5.125%, 6/01/24 – AMBAC Insured (ETM)
1,000	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 1996Y,	7/16 at 100.00	Aaa	1,121,620
	5.500%, 7/01/36 (Pre-refunded 7/01/16)
1,610	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA,	No Opt. Call	Baa1 (6)	1,973,216
	5.500%, 7/01/19 – NPFG Insured (ETM)
3,135	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2006A, 5.000%,	10/16 at 100.00	AA+ (6)	3,510,730
	10/01/22 (Pre-refunded 10/01/16)
	Washington Suburban Sanitary District, Montgomery and Prince George’s Counties, Maryland,
	Sewerage Disposal Bonds, Series 2005:
4,500	5.000%, 6/01/16 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA	4,775,535
1,235	5.000%, 6/01/23 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA	1,310,619
1,235	5.000%, 6/01/24 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA	1,310,619
1,235	5.000%, 6/01/25 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA	1,310,619
58,285	Total U.S. Guaranteed			62,626,243
	Utilities – 3.4% (2.3% of Total Investments)
1,250	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/30 – AGM Insured	10/22 at 100.00	AA–	1,324,688
3,600	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2004PP, 5.000%, 7/01/22 –	7/14 at 100.00	A	3,334,896
	FGIC Insured
1,570	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/22 –	7/15 at 100.00	A	1,454,385
	FGIC Insured
1,040	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010XX, 5.250%, 7/01/40	7/20 at 100.00	BBB	692,130
1,225	Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series 2002JJ, 5.250%,	No Opt. Call	A	1,216,107
	7/01/15 – NPFG Insured
730	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Refunding Series	7/17 at 100.00	BB+	650,437
	2007A, 5.000%, 7/01/24
3,000	Wisconsin Public Power Incorporated System, Power Supply System Revenue Bonds, Series 2005A,	7/15 at 100.00	AA+	3,132,180
	5.000%, 7/01/35 – AMBAC Insured
12,415	Total Utilities			11,804,823
	Water and Sewer – 5.1% (3.3% of Total Investments)
2,500	Baltimore, Maryland, Project and Revenue Refunding Bonds, Water Projects, Series 2013B,	1/24 at 100.00	AA	2,732,475
	5.000%, 7/01/38
1,045	Baltimore, Maryland, Revenue Refunding Bonds, Water System Projects, Series 1994A, 5.000%,	No Opt. Call	AA	1,215,669
	7/01/24 – FGIC Insured
2,570	Baltimore, Maryland, Wastewater Project Revenue Bonds, Series 2006C, 5.000%, 7/01/31 –	7/16 at 100.00	AA	2,739,079
	AMBAC Insured
3,000	Baltimore, Maryland, Wastewater Project Revenue Bonds, Series 2007D, 5.000%, 7/01/32 –	7/17 at 100.00	AA	3,256,020
	AMBAC Insured
2,000	Baltimore, Maryland, Wastewater Project Revenue Bonds, Series 2011A, 5.000%, 7/01/41	7/21 at 100.00	AA	2,137,200
2,030	Guam Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013,	7/23 at 100.00	A–	2,083,531
	5.500%, 7/01/43
1,645	Maryland Water Quality Financing Administration, Revolving Loan Fund Revenue Bonds, Series	No Opt. Call	AAA	1,765,200
	2005A, 5.000%, 9/01/15
1,490	Maryland Water Quality Financing Administration, Bay Resortation Fund, Series 2008,	No Opt. Call	Aa2	1,490,611
	5.000%, 3/01/14
16,280	Total Water and Sewer			17,419,785
$ 683,621	Total Municipal Bonds (cost $508,906,751)			521,146,445
Shares	Description (1)			Value
	COMMON STOCKS – 0.5% (0.3% of Total Investments)
	Airlines – 0.5% (0.3% of Total Investments)
47,367	American Airlines Group Inc. (7), (8)			$ 1,749,263
	Total Common Stocks (cost $1,379,733)			1,749,263

Shares	Description (1)	Coupon	Ratings (3)	Value
	CONVERTIBLE PREFERRED SECURITIES – 0.4% (0.2% of Total Investments)
	Airlines – 0.4% (0.2% of Total Investments)
42,865	American Airlines Group Inc. (7), (8)	6.250%	N/R	$ 1,191,647
	Total Convertible Preferred Securities (cost $1,093,904)			1,191,647
	Total Long-Term Investments (cost $511,380,388)			524,087,355
	Floating Rate Obligations – (6.4)%			(21,995,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (48.3)% (9)			(166,144,000)
	Other Assets Less Liabilities – 2.4%			8,265,205
	Net Assets Applicable to Common Shares – 100%			$ 344,213,560

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$521,146,445	$ —	$521,146,445
Common Stocks	1,749,263	—	—	1,749,263
Convertible Preferred Securities	1,191,647	—	—	1,191,647
Total	$2,940,910	$521,146,445	$ —	$524,087,355

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of February 28, 2014, the cost of investments was $490,686,043.

Gross unrealized appreciation and gross unrealized depreciation of investments as of February 28, 2014, were as follows:

Gross unrealized:
Appreciation	$ 24,171,837
Depreciation	(12,765,515)
Net unrealized appreciation (depreciation) of investments	$ 11,406,322

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a fixed-income security, generally denotes that the issuer has (1)
defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(7)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(8)	On November 28, 2011, AMR Corp. (“AMR”), the parent company of American Airlines Group, Inc. (“AAL”)
filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet AMR’s unsecured bond obligations, the bondholders, including the Fund, received a distribution of AAL preferred stock which is to be converted to AAL common stock over a 120-day period.
Every 30 days, a quarter of the preferred stock will be converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.
(9)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 31.7%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Maryland Premium Income Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         April 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         April 29, 2014

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         April 29, 2014